Offerings - Offering: 1	May 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	21,000,000
Proposed Maximum Offering Price per Unit	47.25
Maximum Aggregate Offering Price	$ 992,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 151,913.48
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), TPG Inc. (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277340),
filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated May 20, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.